Disposition of a Subsidiary (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Disposition of Subsidiary

cash proceeds of $336.9. As a result of the sale, the Company recognized the following gain on disposition in the consolidated statements of income:

$

Gross proceeds	369.1
Working capital adjustments	(15.3)
Transaction costs	(16.9)

Net proceeds from sale	336.9

Net assets disposed	(268.5)
Cumulative exchange loss on translating foreign operations reclassified from equity	(13.8)

Gain on disposition of a subsidiary	54.6

Summary of Major Categories of Assets and Liabilities

Major categories of assets and liabilities of Innovyze that were disposed of were as follows:

$

Assets
Cash and cash equivalents	0.3
Trade and other receivables	3.3
Unbilled revenue	0.2
Prepaid expenses	0.2
Property and equipment	0.3
Goodwill	194.4
Intangibles
Client relationships	71.0
Trademarks - indefinite	6.1
Software	18.0

Total assets disposed	293.8

Liabilities
Trade and other payables	13.7
Deferred revenue	10.1
Income taxes payable	1.4
Provisions	0.1

Total liabilities disposed	25.3

Net assets disposed	268.5